FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 15 — FINANCIAL INSTRUMENTS

a) General considerations - Gerdau S.A. and its subsidiaries enter into transactions with financial instruments whose risks are managed by means of strategies and exposure limit controls. All financial instruments are recorded in the accounting books and presented as short-term investments, loans and financing, debentures, related-party transactions, unrealized gains on derivatives, unrealized losses on derivatives, obligations with FIDC, other current assets, other non-current assets, other current liabilities and other non-current liabilities.

The Company has derivatives and non-derivative instruments, such as the hedge for some operations under hedge accounting. These operations are non-speculative in nature and are intended to protect the company against exchange rate fluctuations on foreign currency loans and against interest rate fluctuations.

b) Market value — the market value of the aforementioned financial instruments is as follows:

	2018		2017
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	459,470	459,470	821,518	821,518
Related parties	27,939	27,939	51,839	51,839
Unrealized gains on derivatives	33,417	33,417	—	—
Other current assets	780,423	780,423	469,737	469,737
Other non-current assets	449,592	449,592	542,973	542,973
Liabilities
Loans and Financing	13,367,841	13,533,306	16,461,656	17,102,512
Debentures	1,538,873	1,538,873	47,928	47,928
Related parties	1,350	1,350	—	—
Unrealized losses on financial instruments	5,245	5,245	1,267	1,267
Obligations with FIDC	938,526	938,526	1,135,077	1,135,077
Other current liabilities	988,967	988,967	625,410	625,410
Other non-current liabilities	499,092	499,092	653,670	653,670

The fair values of Loans and Financing are based on market premises, which may take into consideration discounted cash flows using equivalent market rates and credit rating. All other financial instruments, which are recognized in the Consolidated Financial Statements at their carrying amount, are substantially similar to those that would be obtained if they were traded in the market. However, because there is no active market for these instruments, differences could exist if they were settled in advance. The fair value hierarchy of the financial instruments above are presented in Note 15.g.

c) Risk factors that could affect the Company’s and its subsidiaries’ businesses:

Price risk of commodities: this risk is related to the possibility of changes in prices of the products sold by the Company or in prices of raw materials and other inputs used in the productive process. Since the Company operates in a commodity market, net sales and cost of sales may be affected by changes in the international prices of their products or materials. In order to minimize this risk, the Company constantly monitors the price variations in the domestic and international markets.

Interest rate risk: this risk arises from the possibility of losses (or gains) due to fluctuations in interest rates applied to the Company’s financial liabilities or assets and future cash flows and income. The Company evaluates its exposure to these risks: (i) comparing financial assets and liabilities denominated at fixed and floating interest rates and (ii) monitoring the variations of interest rates like Libor and CDI. Accordingly, the Company may enter into interest rate swaps in order to reduce this risk.

Exchange rate risk: this risk is related to the possibility of fluctuations in exchange rates affecting the amounts of financial assets or liabilities or of future cash flows and income. The Company assesses its exposure to the exchange rate by measuring the difference between the amount of its assets and liabilities in foreign currency. The Company understands that the accounts receivables originated from exports, its cash and cash equivalents denominated in foreign currencies and its investments abroad are more than equivalent to its liabilities denominated in foreign currency. Since the management of these exposures occurs at each operation level, if there is a mismatch between assets and liabilities denominated in foreign currency, the Company may employ derivative financial instruments in order to mitigate the effect of exchange rate fluctuations.

Credit risk: this risk arises from the possibility of the company not receiving amounts arising from sales to customers or investments made with financial institutions. In order to minimize this risk, the company adopt the procedure of analyzing in details of the financial position of their customers, establishing a credit limit and constantly monitoring their balances. If customers are classified by an independent agency, these ratings are used. If an independent assessment is not available, the Company’s credit area provides a credit rating assessment, taking into consideration its financial position, past experience and other factors. Regarding cash investments, the Company invests solely in financial institutions with low credit risk, as assessed by rating agencies. In addition, each financial institution has a maximum limit for investment, determined by the Company's Credit Committee.

Capital management risk: this risk comes from the Company’s choice in adopting a financing structure for its operations. The Company manages its capital structure, which consists of a ratio between the financial debts and its own capital (Equity) based on internal policies and benchmarks. The level of financial leverage is defined by the Net Debt to Adjusted EBITDA indicator. Net Debt consists of debt reduced by cash, cash equivalents and financial investments (notes 4, 13 and 14). Another recently added key indicator is the maximum Gross Debt value that works with the objective of limiting indebtedness at different times in the financial cycle. The Company can change its capital structure, according to economic-financial conditions, in order to optimize its financial leverage and its debt management. At the same time, the Company seeks to improve its ROCE (Return on Capital Employed) through the implementation of working capital management and an efficient investment program in property, plant and equipment. In the long term, the Company seeks to remain within the parameters below, admitting occasional variations in the short term:

Net debt/Adjusted EBITDA	From 1.0 to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

These key indicators are used to monitor objectives described above and may not necessarily be used as indicators for other purposes, such as impairment tests.

Liquidity risk: the Company’s management policy of indebtedness and cash on hand is based on using the committed lines and the currently available credit lines with or without a guarantee in export receivables for maintaining adequate levels of short, medium, and long-term liquidity. The maturity of long-term loans and financing, and debentures are presented in Notes 13 and 14, respectively.

	2018
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years

Trade accounts payable	4,335,054	4,335,054	—	—	—
Loans and financings	20,613,734	2,817,346	5,053,827	2,509,962	10,232,599
Debentures	1,940,474	104,995	231,817	1,600,632	3,030
Unrealized losses on financial instruments	5,245	5,245	—	—	—
Obligations with FIDC	938,526	—	827,137	111,389	—
Other current liabilities	988,967	988,967	—	—	—
Other non-current liabilities	499,092	—	13,295	—	485,797
	29,321,092	8,251,607	6,126,076	4,221,983	10,721,426

	2017
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years

Trade accounts payable	3,179,954	3,179,954	—	—	—
Loans and financings	24,470,751	3,191,793	6,060,187	3,168,144	12,050,627
Debentures	59,128	—	6,528	40,289	12,311
Unrealized losses on financial instruments	1,267	1,267	—	—	—
Obligations with FIDC	1,135,077	—	—	—	1,135,077
Other current liabilities	625,410	625,410	—	—	—
Other non-current liabilities	653,670	—	13,209	—	640,461
	30,125,257	6,998,424	6,079,924	3,208,433	13,838,476

Sensitivity analysis:

The Company performed a sensitivity analysis, which can be summarized as follows (assuming that other variables remain constant):

Impacts on Statements of Income

Assumptions	Percentage of change	2018	2017
Foreign currency sensitivity analysis	5%	113,445	129,209
Interest rate sensitivity analysis	10 bps	55,959	54,908
Sensitivity analysis of changes in prices of products sold	1%	461,595	369,176
Sensitivity analysis of changes in raw material and commodity prices	1%	296,234	234,239
Sensitivity analysis of interest rate and foreign currency swaps	10 bps/5%	11,073	6,479
Sensitivity analysis of Swap of interest rate	50bps	476	—
Sensitivity analysis of NDF (Non Deliverable Forwards)	5%	7,063	1,480

Foreign currency sensitivity analysis:  As of December 31, 2018, the Company is mainly exposed to variations between the Real and the Dollar. The sensitivity analysis carried out by the Company considers the effects of a 5% increase or reduction between the Real and the Dollar in its non-hedged debt. In this analysis, if the Real appreciates against the Dollar, this would represent a gain of R$ 113,445 and R$ 74,457 after the effects arising from the changes in the net investment hedge described in note 15.g- (R$ 129,209 and R$ 79,088 as of December 31, 2017, respectively). If the Real depreciates against the Dollar this would represent an expense of the same value. Due to the investment hedge, the variations are minimized when the exchange variation accounts and income tax are analyzed.

The net amounts of trade accounts receivable and trade accounts payable denominated in foreign currency do not represent any relevant risk in the case of any fluctuation of exchange rates.

Interest rate sensitivity analysis: The interest rate sensitivity analysis made by the Company considers the effects of an increase or reduction of 10 basis point (bps) on the average interest rate applicable to the floating part of its debt. The calculated impact, considering this variation in the interest rate totals R$ 55,959 as of December 31, 2018 (R$ 54,908 as of December 31, 2017) and would impact the Financial expenses account in the Consolidated Statements of Income. The specific interest rates to which the Company is exposed are related to the loans, financing, and debentures presented in Notes 13 and 14, and are mainly comprised by Libor and CDI — Interbank Deposit Certificate.

Sensitivity analysis of changes in sales price of products and price of raw materials and other inputs used in production: the Company is exposed to changes in the price of its products. This exposure is associated with the fluctuation of the sale price of the Company’s products and the price of raw materials and other inputs used in the production process, mainly for operating in a commodity market. The sensitivity analysis made by the Company considers the effects of an increase or of a reduction of 1% on both prices. The impact measured considering this variation in the price of products sold, considering the revenues and costs of the year ended on December 31, 2018, totals R$ 461,595 (R$ 369,176 as of December 31, 2017) and the variation in the price of raw materials and other inputs totals R$ 296,334 as of December 31, 2018 (R$ 234,239 as of December 31, 2017). The impact in the price of products sold and raw materials would be recorded in the accounts Net Sales and Cost of Sales, respectively, in the Consolidated Statements of Income. The Company does not expect to be more vulnerable to a change in one or more specific product or raw material.

Sensitivity analysis of interest rate and foreign currency swaps: the Company has exposure to interest rate swaps for some of its loans and financing. The sensitivity analysis calculated by the Company considers the effects of either an increase or a decrease of 10 bps in the interest curve and of 5% in the exchange rate, and its impacts in the swaps mark to market for Cross Currency Swap operations, and 50 bps on the interest curve for Pre x DI operations. These variations represent an income or expense of R$ 11,549  (R$ 6,479 as of December 31, 2017). These effects would be recognized in the statement of comprehensive income. The interest rate swaps to which the Company is exposed to are presented in note 15.e.

Sensitivity analysis of forward contracts in US Dollar: the Company has exposure to forward contracts for some of its assets and liabilities. The sensitivity analysis carried out by the Company considers the effects of a 5% increase or reduction of the US Dollar against the Argentinian Peso, and its effects on fair value of these derivatives. A 5% increase in the US Dollar against the Argentinian Peso represents an income of R$ 7,063  (income or expense of R$ 1,480 as of December 31, 2017, considering that in this position we had operations of the Dollar against Real and Argentinian Peso), and a 5% reduction of the US Dollar against the Real and Argentinian Peso represents an expense of the same amount. The US Dollar / Real and US Dollar / Argentinian Peso forward contracts had the objective of hedging the asset and liability positions in US Dollar and the fair value effects of these contracts were recorded in the Consolidated Income Statement. The forward contracts in US Dollars that the Company is exposed are presented in Note 15.e.

d) Financial Instruments per Category

Summary of the financial instruments per category:

		Financial asset at fair	Financial asset at fair
2018	Financial asset at	value through profit or	value through other
Assets	amortized cost	loss	comprehensive income	Total
Short-term investments	—	459,470	—	459,470
Unrealized gains on financial instruments	—	—	33,417	33,417
Related parties	27,939	—	—	27,939
Other current assets	780,423	—	—	780,423
Other non-current assets	449,592	—	—	449,592
Total	1,257,954	459,470	33,417	1,750,841
Financial income	629,750	115,081	—	744,831

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financings	—	13,367,841	13,367,841
Debentures	—	1,538,873	1,538,873
Related parties	—	1,350	1,350
Obligations with FIDC	—	938,526	938,526
Other current liabilities	—	988,967	988,967
Other non-current liabilities	—	499,092	499,092
Unrealized losses on financial instruments	5,245	—	5,245
Total	5,245	17,334,649	17,339,894
Financial income (expenses)	(17,484)	(2,617,142)	(2,634,626)

		Assets at fair value with
2017		gains and losses
Assets	Loans and receivables	recognized in income	Total
Short-term investments	—	821,518	821,518
Related parties	51,839	—	51,839
Other current assets	469,737	—	469,737
Other non-current assets	462,735	80,238	542,973
Total	984,311	901,756	1,886,067
Financial income	177,466	87,242	264,708

	Liabilities at market
	value with gains and	Other financial
	losses recognized in	liabilities at amortized
Liabilities	income	cost	Total
Loans and financings	—	16,461,656	16,461,656
Debentures	—	47,928	47,928
Obligations with FIDC	—	1,135,077	1,135,077
Other current liabilities	—	625,410	625,410
Other non-current liabilities	—	653,670	653,670
Unrealized losses on financial instruments	1,267	—	1,267
Total	1,267	18,923,741	18,925,008
Financial income (expenses)	(12,503)	(1,395,553)	(1,408,056)

As of December 31, 2018, the Company has derivative financial instruments such as interest rate swaps and forward contracts in US Dollar. Part of these instruments is classified as cash flow hedges and their effectiveness can be measured, having their unrealized losses and /or gains classified directly in Other Comprehensive Income. The other derivative financial instruments have their realized and unrealized losses and/or gains presented in the account “Gains and losses on derivatives, net” in the Consolidated Statement of Income.

e) Operations with derivative financial instruments

Risk management objectives and strategies: In order to execute its strategy of sustainable growth, the Company implements risk management strategies in order to mitigate market risks.

The objective of derivative transactions is always related to mitigating market risks as stated in our policies and guidelines. The monitoring of the effects of these transactions is performed monthly by the Financial Risk Management Committee, which validates the mark to market of these transactions. All derivative financial instruments are recognized at fair value in the Consolidated Financial Statements of the Company.

Policy for use of derivatives: The Company is exposed to various market risks, including changes in exchange rates, commodities prices and interest rates. The Company uses derivatives and other financial instruments to reduce the impact of such risks on the fair value of its assets and liabilities or in future cash flows and income. The Company has established policies to evaluate the market risks and to approve the use of derivative transactions related to these risks. The Company enters into derivative financial instruments solely to manage the market risks mentioned above and never for speculative purposes. Derivative financial instruments are used only when they have a related position (asset or liability exposure) resulting from business operations, investments and financing.

Policy for determining fair value: the fair value of derivative financial instruments is determined using models and other valuation techniques, including future prices and market curves.

Derivative transactions may include: interest rate and/or currency swaps, currency futures contracts and currency options contracts.

Swap Contracts

The Company has contracted Cross Currency Swaps operations, whether or not qualified as cash flow hedge, through which it receives a variable interest rate based on Libor and/or a fixed US dollar rate and pays a fixed interest rate or floating currency based on the local currency. The company also contracted the Pre x DI swap operation, through which it receives a fixed interest rate and pays a floating interest rate, both in local currency. The counterparties to these operations are financial institutions with low credit risk.

The derivatives instruments can be summarized and categorized as follows:

		Notional value				Amount receivable		Amount payable
Contracts	Position	2018		2017		2018	2017	2018	2017
Forward
Maturity at 2019	purchase in US$	US$	19.2 million		—	—	—	(4,069)	—
Maturity at 2019	sell in US$	US$	18.3 million		—	462	—	(1,176)	—

Cross currency swap
Maturity in 2018	INR 10.17%		—	US$	40.0 million	—	—	—	(1,267)
Maturity in 2019	CDI 111.50%	R$	230.5 million		—	30,249	—	—	—

Swap of interest rate
Maturity in 2020	CDI 111.50%	R$	50.0 million		—	2,706	—	—	—
Total fair value of financial instruments						33,417	—	(5,245)	(1,267)

Prospective and retrospective tests demonstrated the effectiveness of these instruments.

	2018	2017
Unrealized gains on financial instruments
Current assets	30,711	—
Non-current assets	2,706	—
	33,417	—
Unrealized losses on financial instruments
Current liabilities	(5,245)	—
Non-current liabilities	—	(1,267)
	—	(1,267)

	2018	2017
Net Income
Gains on financial instruments	49,576	9,666
Losses on financial instruments	(17,484)	(19,107)
	32,092	(9,441)
Other comprehensive income
Gains (Losses) on financial instruments	11,947	(11,364)
	11,947	(11,364)

f) Net investment hedge

The Company designated as hedge of part of its net investments in subsidiaries abroad the operations of Ten/Thirty Years Bonds. As a consequence, the effect of exchange rate changes on these debts has been recognized in the Statement of Comprehensive Income.

The exchange variation generated on the operations of Ten/Thirty Years Bonds in the amount of US$ 1.8 billion (designated as hedges) is recognized in the Statement of Comprehensive Income, while the exchange rate on the portion of US$ 0.3 billion (not designated as hedges) is recognized in income. Additionally, the Company opted to designate as hedge of the net investment financing operations held by the subsidiary Gerdau Açominas SA, in the amount of US$ 0.1 billion, which were made in order to provide part of the funds to purchase these investments abroad.

Based on the standards related to this subject, the Company demonstrated effectiveness of the hedge as of its designation dates and demonstrated the high effectiveness of the hedge from the contracting of each debt for the acquisition of these companies abroad, whose effects were measured and recognized directly in the Statement of Comprehensive Income as an unrealized loss, net of taxes, in the amount R$ 1,491,534 for the year ended on December 31, 2018 (loss of R$ 148,560 on December 31, 2017).

The objective of the hedge is to protect, during the existence of the debt, the amount of part of the Company’s investment in the subsidiaries abroad mentioned above against positive and negative changes in the exchange rate. This objective is consistent with the Company’s risk management strategy. Prospective and retrospective tests demonstrated the effectiveness of these instruments.

g) Measurement of fair value:

The IFRS defines fair value as the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction. The standard also establishes a three level hierarchy for the fair value, which prioritizes information when measuring the fair value by the company, to maximize the use of observable information and minimize the use of non-observable information. This IFRS describes the three levels of information to be used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 - Inputs other than quoted prices included in Level 1 available, where (unadjusted) quoted prices are for similar assets and liabilities in non-active markets, or other data that is available or may be corroborated by market data for substantially the full term of the asset or liability.

Level 3 - Inputs for the asset or liability that are not based on observable market data, because market activity is insignificant or does not exist.

As of December 31, 2018, the Company had some assets which the fair value measurement is required on a recurring basis. These assets include investments in private securities and derivative instruments.

Financial assets and liabilities of the Company, measured at fair value on a recurring basis and subject to disclosure requirements of IFRS 7 as of December 31, 2018 and December 31, 2017, are as follows:

	Fair Value Measurements at Reporting Date Using
					Quoted Prices in Non-Active
			Quoted Prices Active Markets for		Markets for Similar Assets
			Identical Assets (Level 1)		(Level 2)
	2018	2017	2018	2017	2018	2017

Current assets
Short-term investments	459,470	821,518	114,027	238,008	345,443	583,510
Unrealized gains on financial instruments	30,711	—	—	—	30,711	—
Other current assets	780,423	469,737	—	—	780,423	469,737

Non-current assets
Related parties	27,939	51,839	—	—	27,939	51,839
Unrealized gains on financial instruments	2,706	—	—	—	2,706	—
Other non-current assets	449,592	542,973	—	—	449,592	542,973
	1,750,841	1,886,067	114,027	238,008	1,636,814	1,648,059

Current liabilities
Short-term debt	1,822,183	2,004,341	—	—	1,822,183	2,004,341
Unrealized losses on financial instruments	5,245	—	—	—	5,245	—
Other current liabilities	988,967	625,410	—	—	988,967	625,410

Non-current liabilities
Long-term debt	11,545,658	14,457,315	—	—	11,545,658	14,457,315
Debentures	1,538,873	47,928	—	—	1,538,873	47,928
Related parties	1,350	—	—	—	1,350	—
Unrealized losses on financial instruments	—	1,267	—	—	—	1,267
Obligations with FIDC	938,526	1,135,077	—	—	938,526	1,135,077
Other non-current liabilities	499,092	653,670	—	—	499,092	653,670
	17,339,894	18,925,008	—	—	17,339,894	18,925,008

h) Changes in liabilities from Cash flow from financing activities:

As required by IAS 7, the Company has summarized below the changes in the liabilities of cash flow from financing activities, from its Statement of Cash Flows:

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	December 31, 2017	from financing activities	financing	parties	others	December 31, 2018
Related parties, net	(51,839)	25,755	—	(545)	40	(26,589)
Debt, Debentures and Losses/Gains on financial instruments, net	16,510,851	(3,439,644)	(1,162,364)	1,177,686	1,825,430	14,911,959

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	December 31, 2016	from financing activities	financing	parties	others	December 31, 2017
Related parties, net	(57,541)	5,797	—	(95)	—	(51,839)
Debt, Debentures and Losses/Gains on financial instruments, net	20,576,866	(3,975,541)	(1,330,116)	1,323,448	(83,806)	16,510,851

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	Januray 1, 2016	from financing activities	financing	parties	others	December 31, 2016
Related parties, net	(53,506)	(6,492)	—	2,457	—	(57,541)
Debt, Debentures and Losses/Gains on financial instruments, net	26,417,256	(2,150,035)	(1,240,165)	1,540,797	(3,990,987)	20,576,866